Post-retirement pension and other defined benefit schemes - Pensions (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) employee	Dec. 31, 2025 GBP (£) employee country plan	Dec. 31, 2025 USD ($) employee country plan	Dec. 31, 2023 USD ($) employee	Dec. 01, 2023 GBP (£)	Dec. 01, 2023 USD ($)
Post-retirement benefits
Number of countries in which entity is operating benefit plans | country						28	28
Number of employees | employee					94,300	96,100	96,100	89,900
Past service credit				$ (26)	$ 9
Plan liabilities					7,079		$ 7,480
Market value of plan assets					$ 5,848		$ 6,481
Minimum
Post-retirement benefits
Number of benefit plans operated by entity | plan						50	50
UK and Sweden
Post-retirement benefits
Total defined benefit obligations as a percentage of total						86.00%	86.00%
Net defined benefit obligations as a percentage of total						53.00%	53.00%
UK defined benefit pension
Post-retirement benefits
Number of active members of defined benefit plan | employee						296	296
Total defined benefit obligations as a percentage of total						64.00%	64.00%
Deficit recovery contribution		£ 39	$ 49
Deficit recovery contributions to plan by employer, expected annual amount until year 2028 | £						£ 39
Past service credit for expected up-take of flexible pension option, defined benefit plans	$ 33
Estimate of contributions expected to be paid to plan for next annual reporting period, excluding past service deficit recovery contributions				17
Value of charge for funding agreement									£ 317	$ 427
Value of the charge for funding agreement, capped amount									£ 350	$ 471
Sweden defined benefit pension
Post-retirement benefits
Total defined benefit obligations as a percentage of total						22.00%	22.00%
Expected contribution in next fiscal year				64
Plan liabilities								$ 1,508
Market value of plan assets								$ 1,056
Benefit payments accounted for as group contributions				$ 60
Sweden defined benefit pension | Maximum
Post-retirement benefits
Funding level as a percentage of scheme obligations				100.00%